Description of the Business and Risks and Uncertainties	12 Months Ended
Dec. 31, 2024
Description of the Business and Risks and Uncertainties
Description of the Business and Risks and Uncertainties
(1)	Description of the Business and Risks and Uncertainties

Description of Business

We were incorporated under the laws of Delaware on January 2, 2008. On June 15, 2021, we completed a merger with ReShape Lifesciences Inc. Pursuant to the Merger Agreement, a wholly owned subsidiary of Obalon merged with and into ReShape, with ReShape surviving the merger as a wholly owned subsidiary of Obalon. As a result of the merger, Obalon, the parent company, was renamed “ReShape Lifesciences Inc.” and ReShape was named ReShape Weightloss Inc. ReShape Lifesciences’ shares of common stock trade on the Nasdaq under the symbol RSLS.

ReShape Medical (formerly ReShape Lifesciences Inc.) was incorporated in the state of Minnesota in December 2002 and reincorporated in the state of Delaware in July 2004. In 2017, the Company changed its name from EnteroMedics Inc. to ReShape Lifesciences Inc.

The Company is headquartered in Irvine, California. The Company is a developer of minimally invasive medical devices that advance bariatric surgery to treat obesity and metabolic diseases. The Company’s current portfolio consists of the Lap-Band® Adjustable Gastric Banding System, the Obalon Balloon System, the first and only swallowable gas filled balloon system, and the Diabetes Bloc-Stim Neuromodulation, a technology under development as a new treatment for type 2 diabetes mellitus. The Company sells the Lap-Band worldwide and is managed in the following geographical regions: United States, Australia, Europe and the rest of world. Refer to Note 15 for additional information about our operating segments.

Risks and Uncertainties

The Company continues to devote significant resources to developing its product technology, commercialization activities and raising capital. These activities are subject to significant risks and uncertainties, including the ability to obtain additional financing, and there can be no assurance that the Company will be successful in obtaining additional financing on favorable terms, or at all. If adequate funds are not available, the Company may have to further reduce its cost structure until financing is obtained and/or delay development, or commercialization of products, or license to third parties the rights to commercialize products, or technologies that the Company would otherwise seek to commercialize. Refer to Note 3 for additional information about the Company’s liquidity, going concern and management’s plans.

The medical device industry is characterized by frequent and extensive litigation and administrative proceedings over patent and other intellectual property rights. Whether a product infringes a patent involves complex legal and factual issues, the determination of which is often difficult to predict, and the outcome may be uncertain until the court has entered final judgment and all appeals are exhausted. The Company’s competitors may assert that its products or the use of the Company’s products are covered by U.S. or foreign patents held by them. Refer to Note 14 for additional information about contingencies and litigation matters.

Pending Merger and Asset Sale

On July 8, 2024, we entered into an Agreement and Plan of Merger (“Merger Agreement”) with Vyome Therapeutics, Inc. (“Vyome”) and Raider Lifesciences Inc., a Delaware corporation, and a direct, wholly owned subsidiary of ReShape (“Merger Sub”). Pursuant to the Merger Agreement, and subject to the satisfaction or waiver of the conditions specified therein, Merger Sub shall be merged with and into Vyome, with Vyome surviving as a subsidiary of ReShape (the “Merger”). The combined company intends to change its name to Vyome Holdings, Inc. and will focus on Vyome’s business of advancing the development of its immuno- inflammatory assets and on identifying additional opportunities between the world-class Indian innovation corridor and the U.S. market.

Simultaneously with the execution of the Merger Agreement, we entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Ninjour Health International Limited, a company incorporated under the laws of the United Kingdom (“Ninjour”). Pursuant to the Asset Purchase Agreement, and subject to the satisfaction or waiver of the conditions specified therein, we will sell substantially all of our assets (excluding cash) to Ninjour (or an affiliate thereof), and Ninjour will assume substantially all of our liabilities, for a purchase price of $5.16 million in cash, subject to adjustment based on

ReShape’s actual accounts receivable and accounts payable at the closing compared to such amounts as of March 31, 2024 (the “Asset Sale”). Ninjour is an affiliate of Biorad Medisys, Pvt. Ltd., which is party to a previously disclosed exclusive license agreement, dated September 19, 2023, with ReShape for ReShape’s Obalon® Gastric Balloon System.

On October 1, 2024, we filed a Registration Statement on Form S-4 in connection with the Merger and Asset Sale, which we anticipate will close in the second quarter of 2025, assuming the conditions to closing are satisfied. On December 6, 2024, we filed an Amendment No. 1 to that Registration Statement on Form S-4 and on January 15, 2025 we filed an Amendment No. 2 to that Registration Statement on Form S-4.

We entered into the Equity Purchase Agreement and Convertible Note transactions in order to fund our operations through the closing of the Merger and Asset Sale. The description of our business set forth above reflects our current business operations, but if the Merger and Asset Sale are completed, we will sell substantially all of our assets to Ninjour Health International Limited (or an affiliate thereof) and the combined company following the Merger intends to focus on Vyome’s business. However, the completion of the Merger and Asset Sale both remain subject to a number of conditions to closing, including the approval of our stockholders and, with respect to the Merger, the approval of the Nasdaq Stock Market, and there can be no assurance that the Merger and Asset Sale will be consummated. Failure to complete the Merger and Asset Sale could negatively impact our future operations, financial results and stock price.

We incurred transaction costs of $1.0 million during the year ended December 31, 2024 related to legal and audit fees associated with the pending merger and asset sale.